Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Balance sheet Information by Geographic Segment (Parenthetical) (Detail) - MXN ($)
$ in Millions
12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure - Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Balance sheet Information by Geographic Segment [Abstract]
Capital expenditure incurred	$ 12,141	$ 9,514	$ 12,676